Significant Components of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Components of Net Deferred Tax Liabilities [Line Items]
Share-based compensation		$ 21,517	$ 18,977
Capitalized inventory costs and inventory reserves		2,151	2,107
Allowance for doubtful accounts		1,057	929
Self-insurance reserves		206	153
Other		2,486	2,423
Net operating loss carryforwards		484	291
Total deferred tax assets, gross		27,901	24,880
Valuation allowance		0	0
Total deferred tax assets		27,901	24,880
Deductible goodwill		(69,600)	(67,246)
Depreciation		(10,695)	(5,519)
Other		(8,516)	(5,189)
Total deferred tax liabilities		(88,811)	(77,954)
Net deferred tax liabilities	[1]	$ (60,910)	$ (53,074)

[1]	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.